Financial Instruments (Details) - CLP ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Financial Instruments [Line Items]
Other financial assets		$ 9,815,358	$ 22,745,469
Cash and cash equivalents		196,369,224	319,014,050	$ 170,044,602	$ 134,033,183
Accounts receivable - trade and other receivable (net)		300,013,940	320,702,339
Accounts receivable from related parties		3,278,685	3,048,841
Other current non-financial liabilities		48,359,767	164,555,540
Other current financial liabilities		68,385,728	62,766,946
Trade and other current payables		306,655,558	303,380,168
Current payables to related parties		8,979,434	6,936,910
Other non-current financial assets		4,670,538	3,325,079
Accounts receivable - trade and other receivable (net)		3,224,627	3,363,123
Accounts receivable from related parties		118,122	190,865
Account payable- trade and other payable		26,550	12,413
Total other financial liabilities		48,359,767	164,555,540
Current [member]
Disclosure of Financial Instruments [Line Items]
Other financial assets		9,815,358	22,745,469
Cash and cash equivalents		196,369,224	319,014,050
Accounts receivable - trade and other receivable (net)		300,013,940	320,702,339
Accounts receivable from related parties		3,278,685	3,048,841
Total Accounts Receivable Current		303,292,625	323,751,180
Sub-Total financial assets		313,107,983	346,496,649
Total financial assets		509,477,207	665,510,699
Other current financial liabilities	[1]	68,385,728	62,766,946
Trade and other current payables		306,655,558	303,380,168
Current payables to related parties		8,979,434	6,936,910
Total financial liabilities measured at amortized cost		384,020,720	373,084,024
Derivative financial instruments		240,394	4,997,124
Derivative hedge liabilities		805,306	1,194,502
Total financial derivative liabilities		1,045,700	6,191,626
Total commercial obligations and other accounts payable		315,634,992	310,317,078
Non Current [Member]
Disclosure of Financial Instruments [Line Items]
Other current non-financial liabilities	[1]	261,769,288	228,185,297
Other non-current financial assets		4,670,538	3,325,079
Accounts receivable - trade and other receivable (net)		3,224,627	3,363,123
Accounts receivable from related parties		118,122	190,865
Total financial assets		8,013,287	6,879,067
Account payable- trade and other payable		26,550	12,413
Accounts payable to related entities		0	0
Total Accounts Receivable Non Current		3,342,749	3,553,988
Sub-Total financial assets		8,013,287	6,879,067
Total financial liabilities		261,795,838	228,197,710
Total financial liabilities measured at amortized cost		261,795,838	228,197,710
Derivative financial instruments		0	0
Derivative hedge liabilities		0	157,028
Total financial derivative liabilities		0	157,028
Total other financial liabilities	[1]	261,769,288	228,185,297
Total commercial obligations and other accounts payable		26,550	12,413
Bank borrowings [Member]
Disclosure of Financial Instruments [Line Items]
Other current financial liabilities		42,447,438	38,160,178
Bank borrowings [Member] | Current [member]
Disclosure of Financial Instruments [Line Items]
Other current financial liabilities		42,447,438	38,160,178
Bank borrowings [Member] | Non Current [Member]
Disclosure of Financial Instruments [Line Items]
Other current non-financial liabilities		99,749,082	75,200,804
Total other financial liabilities		99,749,082	75,200,804
Bond payable [Member] | Current [member]
Disclosure of Financial Instruments [Line Items]
Other current financial liabilities		6,744,739	4,081,175
Bond payable [Member] | Non Current [Member]
Disclosure of Financial Instruments [Line Items]
Other current non-financial liabilities		133,806,947	135,281,303
Total other financial liabilities		133,806,947	135,281,303
Financial leases obligations [Member]
Disclosure of Financial Instruments [Line Items]
Other current financial liabilities		4,857,097	365,972
Financial leases obligations [Member] | Current [member]
Disclosure of Financial Instruments [Line Items]
Other current financial liabilities		4,857,097	365,972
Financial leases obligations [Member] | Non Current [Member]
Disclosure of Financial Instruments [Line Items]
Other current non-financial liabilities		28,213,259	17,546,162
Total other financial liabilities		28,213,259	17,546,162
Deposits for return of bottles and containers [Member]
Disclosure of Financial Instruments [Line Items]
Other current financial liabilities		13,290,754	13,967,995
Deposits for return of bottles and containers [Member] | Current [member]
Disclosure of Financial Instruments [Line Items]
Other current financial liabilities		13,290,754	13,967,995
Deposits for return of bottles and containers [Member] | Non Current [Member]
Disclosure of Financial Instruments [Line Items]
Other current non-financial liabilities		0	0
Total other financial liabilities		0	0
Financial liabilities at amortised cost, class [member] | Current [member]
Disclosure of Financial Instruments [Line Items]
Total financial liabilities measured at amortized cost		67,340,028	56,575,320
Financial liabilities at amortised cost, class [member] | Non Current [Member]
Disclosure of Financial Instruments [Line Items]
Total financial liabilities		261,769,288	228,028,269
Total financial liabilities measured at amortized cost		261,769,288	228,028,269
Derivative financial instruments [Member] | Current [member]
Disclosure of Financial Instruments [Line Items]
Other financial assets		3,412,197	11,522,482
Derivative financial instruments [Member] | Non Current [Member]
Disclosure of Financial Instruments [Line Items]
Other non-current financial assets		0	0
Market securities and investments in other companies [Member] | Current [member]
Disclosure of Financial Instruments [Line Items]
Other financial assets		6,245,817	11,010,433
Market securities and investments in other companies [Member] | Non Current [Member]
Disclosure of Financial Instruments [Line Items]
Other non-current financial assets		0	0
Derivative hedge assets [Member] | Current [member]
Disclosure of Financial Instruments [Line Items]
Other financial assets		157,344	212,554
Derivative hedge assets [Member] | Non Current [Member]
Disclosure of Financial Instruments [Line Items]
Other non-current financial assets		$ 4,670,538	$ 3,325,079

[1]	See Note 21 - Other financial liabilities.